Credit risk (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Exposures to Credit Risk in Business Segments

Exposures to credit risk arise in our business segments from:

Retail Banking	Commercial Banking	Global Corporate Banking	Corporate Centre
– Residential mortgages, business banking, consumer (auto) finance and other unsecured lending (personal loans, credit cards, and overdrafts).	– Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.	– Loans, treasury products, and treasury markets activities.	– Asset and liability management of our balance sheet, as well as our non-core and Legacy Portfolios being run down.

– We provide these to individuals and small businesses.	– We provide these to SMEs and mid corporates, as well as Commercial Real Estate customers and Social Housing associations.	– We provide these to large corporates, and financial institutions, as well as sovereigns and other international organisations.	– Exposures include sovereign and other international organisation assets that we hold for liquidity.

Types Of Customers And HowTo Manage Them

We manage credit risk across all our business segments in line with the credit risk lifecycle that we show in the next section. We tailor the way we manage risk across the lifecycle to the type of customer. We classify our customers as standardised or non-standardised:

Standardised	Non-standardised
– Mainly individuals and small businesses. Their transactions are for relatively small amounts of money, and share similar credit characteristics.	– Mainly medium and large corporate customers and financial institutions. Their transactions are for larger amounts of money, and have more diverse credit characteristics.

– In Retail Banking, Commercial Banking (for some small, non-complex corporate clients) and Corporate Centre (for our non-core portfolios).	– In Retail Banking (for some business banking transactions), Commercial Banking, Global Corporate Banking and Corporate Centre.

– We manage risk using automated decision-making tools. These are backed by teams of analysts who specialise in this type of risk.	– We manage risk through expert analysis. We support this with decision-making tools based on internal risk assessment models.

Summary of Key Metrics to Measure and Control Credit Risk

We use two key metrics to measure and control credit risk: Expected Loss (EL) and Non-Performing Loans (NPLs).

Metric	Description
EL	EL tells us what credit risk is likely to cost us. It is the product of:

– Probability of default (PD) – how likely customers are to default. We estimate this using customer ratings or the transaction credit scores

–  Exposure at default (EAD) – how much customers will owe us if they default. We calculate this by comparing how much of their agreed credit (such as an overdraft) customers have used when they default with how much they normally use. This allows us to estimate the final extent of use of credit in the event of default

–  Loss given default (LGD) – how much we lose when customers actually default. We work this out using the actual losses on loans that default. We take into account the income we receive, including the collateral we held, the costs we incur and the recovery process timing.

PD, EAD and LGD are calculated in accordance with CRD IV, and include direct and indirect costs. We base them on our own risk models and our assessment of each customer’s credit quality. For the rest of our Risk review, impairments, impairment losses and impairment loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements.

The way we calculate impairment under IFRS changed from 1 January 2018 when IFRS 9 took effect. It uses an expected credit loss (ECL) model rather than an incurred loss model used by IAS 39. There are also differences between the ECL approach used by IFRS 9 and the EL approach used by CRD IV. For more, see ‘Future accounting developments’ in Note 1 to the Consolidated Financial Statements.
NPLs	We use NPLs – and related write-offs and recoveries – to monitor how our portfolios behave. We classify loans as NPLs where customers do not make a payment for three months or more, or if we have data to make us doubt they can keep up with their payments. The data we have on customers varies across our business segments. It typically includes where:

Retail Banking
– They have been reported bankrupt or insolvent
– Their loan term has ended, but they still owe us money more than three months later
– They have had forbearance as an NPL, but have not caught up with the payments they had missed before that
– They have had multiple forbearance
– We have suspended their fees and interest because they are in financial difficulties
– We have repossessed the property.

Other segments: Commercial Banking, Global Corporate Banking and Corporate Centre
– They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as, another lender calls in a loan
– Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
– They have regularly missed or delayed payments, even though they have not gone over the three-month limit for NPLs
– Their loan is unlikely to be refinanced or repaid in full on maturity
– Their loan has an excessive LTV and it is unlikely that it will be resolved, such as by a change in planning policy, pay-downs from rental income, or increases in market values.

Summary of Difference Between Maximum and Net Exposure to Credit Risk

The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects.

For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure				Collateral(1)
	Balance sheet asset
		Impairment loss
		allowances and
	Gross	RV & VT(2)	Net	Off-balance
	amounts	provisions	amounts	sheet	Cash	Non-cash	Netting(3)	Net exposure
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	32.8	–	32.8	–	–	–	–	32.8
Trading assets:
– Securities repurchased under resale agreements	8.9	–	8.9	–	–	(8.5)	(0.4)	–
– Debt securities	5.2	–	5.2	–	–	–	–	5.2
– Cash collateral	6.2	–	6.2	–	–	–	–	6.2
– Short-term loans	0.7	–	0.7	–	–	–	–	0.7
Total trading assets	21.0	–	21.0	–	–	(8.5)	(0.4)	12.1
Derivative financial instruments	19.9	–	19.9	–	(2.8)	–	(14.8)	2.3
Financial assets designated at fair value:
– Loans and advances to customers	1.6	–	1.6	–	–	(1.6)	–	–
– Debt securities	0.5	–	0.5	–	–	–	–	0.5
Total financial assets designated at fair value	2.1	–	2.1	–	–	(1.6)	–	0.5
Loans and advances to banks	5.9	–	5.9	1.6	–	(2.5)	–	5.0
Loans and advances to customers:(4)
– Advances secured on residential property	155.4	(0.2)	155.2	12.4	–	(167.4)(5)	–	0.2
– Corporate loans	31.0	(0.5)	30.5	17.1	–	(21.8)	–	25.8
– Finance leases	6.7	(0.1)	6.6	0.6	(0.1)	(5.8)	–	1.3
– Other unsecured loans	6.2	(0.2)	6.0	11.1	–	(0.1)	–	17.0
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	1.2	–	1.2	–	–	–	–	1.2
Total loans and advances to customers	200.5	(1.0)	199.5	41.2	(0.1)	(195.1)	–	45.5
Financial investments:
– Loans and receivables securities(4)	2.2	–	2.2	0.7	–	–	–	2.9
– Available-for-sale debt securities	8.8	–	8.8	–	–	–	–	8.8
– Held-to-maturity debt securities	6.5	–	6.5	–	–	–	–	6.5
Total financial investments	17.5	–	17.5	0.7	–	–	–	18.2
Total	299.7	(1.0)	298.7	43.5	(2.9)	(207.7)	(15.2)	116.4

(1)	The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)	Residual Value (RV) and Voluntary Termination (VT) provisions.
(3)	We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty from a derivative against our obligations to the counterparty in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Other segments – credit risk management’ section.
(4)	Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(5)	The collateral value we have shown is limited to the balance of each associated individual loan. It does not include the impact of over-collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off-balance sheet commitments.

	Maximum exposure				Collateral(1)
	Balance sheet asset
		Impairment loss
		allowances and
	Gross	RV & VT(2)	Net	Off-balance
	amounts	provisions	amounts	sheet	Cash	Non-cash	Netting(2)	Net exposure
2016	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	17.1	–	17.1	–	–	–	–	17.1
Trading assets:
– Securities repurchased under resale agreements	10.7	–	10.7	–	–	(8.6)	(2.1)	–
– Debt securities	6.2	–	6.2	–	–	–	–	6.2
– Cash collateral	6.2	–	6.2	–	–	–	–	6.2
– Short-term loans	0.9	–	0.9	–	–	–	–	0.9
Total trading assets	24.0	–	24.0	–	–	(8.6)	(2.1)	13.3
Derivative financial instruments	25.5	–	25.5	–	(2.4)	–	(17.4)	5.7
Financial assets designated at fair value:
– Loans and advances to customers	1.7	–	1.7	0.2	–	(1.8)	–	0.1
– Debt securities	0.4	–	0.4	–	–	–	–	0.4
Total financial assets designated at fair value	2.1	–	2.1	0.2	–	(1.8)	–	0.5
Loans and advances to banks	4.4	–	4.4	1.9	–	(1.5)	–	4.8
Loans and advances to customers:(4)
– Advances secured on residential property	154.7	(0.3)	154.4	10.8	–	(164.9)(5)	–	0.3
– Corporate loans	32.0	(0.4)	31.6	17.1	–	(23.1)	–	25.6
– Finance leases	6.7	(0.1)	6.6	0.4	(0.1)	(5.7)	–	1.2
– Other unsecured loans	6.2	(0.2)	6.0	11.5	–	–	–	17.5
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	1.1	–	1.1	–	–	–	–	1.1
Total loans and advances to customers	200.7	(1.0)	199.7	39.8	(0.1)	(193.7)	–	45.7
Financial investments:
– Loans and receivables securities(4)	0.3	–	0.3	1.6	–	–	–	1.9
– Available-for-sale debt securities	10.4	–	10.4	–	–	–	–	10.4
– Held-to-maturity debt securities	6.6	–	6.6	–	–	–	–	6.6
Total financial investments	17.3	–	17.3	1.6	–	–	–	18.9
Total	291.1	(1.0)	290.1	43.5	(2.5)	(205.6)	(19.5)	106.0

(1)	The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)	Residual Value (RV) and Voluntary Termination (VT) provisions.
(3)	We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty from a derivative against our obligations to the counterparty in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Other segments – credit risk management’ section.
(4)	Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(5)	The collateral value we have shown is limited to the balance of each associated individual loan. It does not include the impact of over-collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off-balance sheet commitments.

Summary of Credit Rating of Financial Assets Subject to Credit Risk

The tables below show the credit rating of our financial assets subject to credit risk. For more on the credit rating profiles of key portfolios, see the ‘Credit Risk – Retail Banking’ and ‘Credit Risk – other segments’ sections.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	31.8	–	–	–	–	–	–	1.0	32.8
Trading assets:
– Securities repurchased under resale agreements	–	5.7	1.5	1.7	–	–	–	–	8.9
– Debt securities	1.2	3.1	0.9	–	–	–	–	–	5.2
– Cash collateral	0.1	0.9	5.1	0.1	–	–	–	–	6.2
– Short-term loans	0.7	–	–	–	–	–	–	–	0.7
Total trading assets	2.0	9.7	7.5	1.8	–	–	–	–	21.0
Derivative financial instruments	0.4	9.9	7.6	1.5	0.4	–	–	0.1	19.9
Financial assets designated at fair value:
– Loans and advances to customers	0.3	1.2	0.1	–	–	–	–	–	1.6
– Debt securities	0.4	0.1	–	–	–	–	–	–	0.5
Total financial assets designated at fair value	0.7	1.3	0.1	–	–	–	–	–	2.1
Loans and advances to banks	1.3	1.7	1.1	0.4	–	–	–	1.4	5.9
Loans and advances to customers:(2)
– Advances secured on residential property	3.2	26.7	75.2	35.2	6.2	4.5	4.4	–	155.4
– Corporate loans	1.7	5.1	2.1	4.6	9.6	5.1	1.5	1.3	31.0
– Finance leases	–	–	0.4	1.3	2.0	1.8	1.1	0.1	6.7
– Other unsecured loans	–	0.1	0.8	1.6	1.6	0.7	0.5	0.9	6.2
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	–	–	–	–	–	–	–	1.2	1.2
Total loans and advances to customers	4.9	31.9	78.5	42.7	19.4	12.1	7.5	3.5	200.5
Financial investments:
– Loans and receivables securities(2)	1.9	0.1	0.2	–	–	–	–	–	2.2
– Available-for-sale debt securities	6.5	1.9	0.4	–	–	–	–	–	8.8
– Held-to-maturity debt securities	6.5	–	–	–	–	–	–	–	6.5
Total financial investments	14.9	2.0	0.6	–	–	–	–	–	17.5
	56.0	56.5	95.4	46.4	19.8	12.1	7.5	6.0	299.7
Impairment loss allowances and RV & VT provisions(5)									(1.0)
Total									298.7

Of which:
Neither past due nor impaired:
– Cash and balances at central banks	31.8	–	–	–	–	–	–	1.0	32.8
– Trading assets	2.0	9.7	7.5	1.8	–	–	–	–	21.0
– Derivative financial instruments	0.4	9.9	7.6	1.5	0.4	–	–	0.1	19.9
– Financial assets designated at fair value	0.7	1.3	0.1	–	–	–	–	–	2.1
– Loans and advances to banks	1.3	1.7	1.1	0.4	–	–	–	1.4	5.9
– Loans and advances to customers	4.9	31.9	78.5	42.7	19.3	12.1	3.8	3.5	196.7
– Financial investments	14.9	2.0	0.6	–	–	–	–	–	17.5
Total neither past due nor impaired	56.0	56.5	95.4	46.4	19.7	12.1	3.8	6.0	295.9
Past due but not impaired(3)	–	–	–	–	0.1	–	2.4	–	2.5
Impaired(4)	–	–	–	–	–	–	1.3	–	1.3
	56.0	56.5	95.4	46.4	19.8	12.1	7.5	6.0	299.7
Impairment loss allowances and RV & VT provisions(5)									(1.0)
Total									298.7

(1)	Other items include cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios. We use scorecards for these items, rather than rating models.
(2)	Balances include interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
(3)	Balances include mortgage loans in arrears which have been assessed for incurred but not observed (IBNO) losses as described in Note 1 to the Consolidated Financial Statements.
(4)	Impaired loans are loans we have assessed for observed impairment loss allowances. This included loans individually assessed for impairment of £713m.
(5)	Residual Value (RV) and Voluntary Termination (VT) provisions.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2016	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	15.9	–	–	–	–	–	–	1.2	17.1
Trading assets:
– Securities repurchased under resale agreements	–	5.4	4.2	0.9	0.2	–	–	–	10.7
– Debt securities	2.8	1.5	0.3	1.6	–	–	–	–	6.2
– Cash collateral	–	1.5	4.3	0.4	–	–	–	–	6.2
– Short-term loans	0.8	–	–	–	0.1	–	–	–	0.9
Total trading assets	3.6	8.4	8.8	2.9	0.3	–	–	–	24.0
Derivative financial instruments	1.1	10.4	9.9	3.4	0.6	–	–	0.1	25.5
Financial assets designated at fair value:						–	–
– Loans and advances to customers	0.6	0.5	0.6	–	–	–	–	–	1.7
– Debt securities	–	0.1	–	0.3	–	–	–	–	0.4
Total financial assets designated at fair value	0.6	0.6	0.6	0.3	–	–	–	–	2.1
Loans and advances to banks	1.7	1.5	0.5	0.2	–	–	–	0.5	4.4
Loans and advances to customers:(2)
– Advances secured on residential property	2.1	23.8	74.0	37.8	6.8	5.3	4.9	–	154.7
– Corporate loans	3.3	3.2	1.6	10.5	7.4	3.7	0.9	1.4	32.0
– Finance leases	–	–	0.4	1.3	2.0	1.9	1.0	0.1	6.7
– Other unsecured loans	–	–	0.2	1.5	2.4	0.9	0.4	0.8	6.2
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	1.1	–	–	–	–	–	–	–	1.1
Total loans and advances to customers	6.5	27.0	76.2	51.1	18.6	11.8	7.2	2.3	200.7
Financial investments:
– Loans and receivables securities(2)	0.1	–	0.2	–	–	–	–	–	0.3
– Available-for-sale debt securities	7.8	1.8	0.7	–	–	–	–	0.1	10.4
– Held-to-maturity debt securities	6.6	–	–	–	–	–	–	–	6.6
Total financial investments	14.5	1.8	0.9	–	–	–	–	0.1	17.3
	43.9	49.7	96.9	57.9	19.5	11.8	7.2	4.2	291.1
Impairment loss allowances and RV & VT provisions(5)									(1.0)
Total									290.1

Of which:
Neither past due nor impaired:
– Cash and balances at central banks	15.9	–	–	–	–	–	–	1.2	17.1
– Trading assets	3.6	8.4	8.8	2.9	0.3	–	–	–	24.0
– Derivative financial instruments	1.1	10.4	9.9	3.4	0.6	–	–	0.1	25.5
– Financial assets designated at fair value	0.6	0.6	0.6	0.3	–	–	–	–	2.1
– Loans and advances to banks	1.7	1.5	0.5	0.2	–	–	–	0.5	4.4
– Loans and advances to customers	6.5	27.0	76.2	51.1	18.5	11.7	3.3	2.3	196.6
– Financial investments	14.5	1.8	0.9	–	–	–	–	0.1	17.3
Total neither past due nor impaired	43.9	49.7	96.9	57.9	19.4	11.7	3.3	4.2	287.0
Past due but not impaired(3)	–	–	–	–	0.1	0.1	2.5	–	2.7
Impaired(4)	–	–	–	–	–	–	1.4	–	1.4
	43.9	49.7	96.9	57.9	19.5	11.8	7.2	4.2	291.1
Impairment loss allowances and RV & VT provisions(5)									(1.0)
Total									290.1

(1)	Other items include cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios. We use scorecards for these items, rather than rating models.
(2)	Balances include interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
(3)	Balances include mortgage loans in arrears which have been assessed for IBNO losses as described in Note 1 to the Consolidated Financial Statements.
(4)	Impaired loans are loans we have assessed for observed impairment loss allowances. This included loans individually assessed for impairment of £578m.
(5)	Residual Value (RV) and Voluntary Termination (VT) provisions.

Summary of Credit Performance

In addition, customer loans are presented on an amortised cost basis and exclude interest we have accrued but not charged to customers’ accounts yet.

						Impairment
	Customer loans	NPLs(1)(2)	NPL ratio(3)	NPL coverage(4)	Gross write-offs	loss allowances
2017	£bn	£m	%	%	£m	£m
Retail Banking:	169.0	2,105	1.25	23	195	491
– of which mortgages	154.9	1,868	1.21	12	22	225
Commercial Banking	19.4	383	1.97	51	35	195
Global Corporate Banking	6.0	340	5.67	69	–	236
Corporate Centre	5.9	20	0.34	90	23	18
	200.3	2,848	1.42	33	253	940

2016
Retail Banking:	168.6	2,340	1.39	25(5)	210	583(5)
– of which mortgages	154.3	2,110	1.37	13	33	279
Commercial Banking	19.4	518	2.67	42	10	220
Global Corporate Banking	5.7	63	1.11	90	–	57
Corporate Centre	6.5	73	1.12	84	51	61
	200.2	2,994	1.50	31(5)	271	921(5)

Of which: Corporate lending
2017	27.3	838	3.07	58	56	485
2016	27.4	689	2.51	48	34	334

(1)	We define NPLs in the ‘Credit risk management’ section.
(2)	All NPLs continue accruing interest.
(3)	NPLs as a percentage of customer loans.
(4)	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e. the incurred but not observed provision) as well as NPLs, so the ratio can exceed 100%.
(5)	In the first half of 2017, we reclassified our provisions for residual value and voluntary termination from the consumer (auto) finance impairment loss allowance. In order to facilitate comparison with the current period, the 31 December 2016 consumer (auto) finance loan loss allowance and NPL coverage ratio were amended. This reclassification was also reflected in the Retail Banking loan loss allowance and NPL coverage ratios.

Summary of Country Risk Explosures

We show them separately in the ‘Balances with other Banco Santander companies’ section.

	2017							2016
			Financial							Financial
			institutions							institutions
		Government							Government
	Governments	guaranteed	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	guaranteed	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	–	–	0.2	1.1	–	0.8	2.1	–	–	0.5	0.4	–	0.5	1.4
Italy	0.4	–	–	0.1	–	0.1	0.6	1.0	–	–	0.1	–	0.2	1.3
Spain (excl. Santander)	–	–	0.3	0.1	–	0.1	0.5	–	–	0.3	0.1	–	0.2	0.6
Portugal	–	–	0.1	–	–	–	0.1	–	–	0.1	–	–	–	0.1
France	–	0.3	2.0	0.2	–	2.2	4.7	0.1	0.3	1.8	0.2	–	0.1	2.5
Germany	–	–	2.8	–	–	0.1	2.9	–	–	2.5	–	–	–	2.5
Luxembourg	–	–	–	1.3	–	0.4	1.7	–	–	–	2.3	–	0.3	2.6
Other(3)	0.3	–	1.1	0.2	–	1.4	3.0	0.3	–	1.1	0.3	–	1.1	2.8
	0.7	0.3	6.5	3.0	–	5.1	15.6	1.4	0.3	6.3	3.4	–	2.4	13.8
Other countries
UK	44.7	–	9.1	13.0	191.3	42.9	301.0	33.6	0.4	12.0	13.5	189.1	41.3	289.9
US	6.3	0.1	8.2	2.3	–	0.1	17.0	4.8	0.2	10.6	2.5	–	0.1	18.2
Japan(4)	3.0	–	2.6	0.2	–	0.8	6.6	2.8	–	3.2	0.1	–	1.4	7.5
Switzerland	0.2	–	0.2	–	–	0.2	0.6	0.2	–	0.1	–	–	0.2	0.5
Denmark	–	–	0.1	–	–	0.4	0.5	–	–	0.1	–	–	0.4	0.5
Russia	–	–	–	–	–	–	–	–	–	–	0.1	–	–	0.1
Other	0.1	–	2.3	0.9	–	1.9	5.2	0.1	–	2.6	0.6	–	2.3	5.6
	54.3	0.1	22.5	16.4	191.3	46.3	330.9	41.5	0.6	28.6	16.8	189.1	45.7	322.3
Total	55.0	0.4	29.0	19.4	191.3	51.4	346.5	42.9	0.9	34.9	20.2	189.1	48.1	336.1

(1)	Excludes balances with central banks.
(2)	Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets. Loans are included gross of credit provisions.
(3)	Includes The Netherlands of £1.8bn (2016: £1.4bn), Cyprus of £nil (2016: £28m), Greece of £nil (2016: £nil).
(4)	Balances are mainly equity instruments listed in Japan and reverse repos with Japanese banks, held as part of our Short Term Markets business. The equity exposures are hedged using derivatives and the additional reverse repos are fully collateralised.

Summary of Balances with Other Banco Santander Companies

At 31 December 2017 and 2016, we had gross balances with other Banco Santander companies as follows:

	2017				2016
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	4.4	–	–	4.4	2.1	–	–	2.1
UK	–	1.3	–	1.3	–	1.1	–	1.1
Chile	–	–	–	–	0.1	–	–	0.1
Other <£100m	–	–	–	–	0.2	–	–	0.2
	4.4	1.3	–	5.7	2.4	1.1	–	3.5
Liabilities
Spain	5.1	0.3	0.1	5.5	3.1	0.3	0.1	3.5
UK	0.1	0.2	0.1	0.4	–	0.2	0.1	0.3
Uruguay	0.1	–	–	0.1	0.2	–	–	0.2
Chile	–	–	–	–	0.1	–	–	0.1
Other <£100m	–	0.1	–	0.1	0.2	0.1	–	0.3
	5.3	0.6	0.2	6.1	3.6	0.6	0.2	4.4

Summary of Types of Credit Risk Mitigation

The types of credit risk mitigation, including collateral, across each of our portfolios is:

Portfolio	Description
Residential mortgages	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, we get an approved surveyor to value the property. We have our own guidelines for valuations, which build on guidance from the Royal Institution of Chartered Surveyors (RICS). For remortgages and some loans where the LTV is 75% or less, we might use an automated valuation instead.
Business banking	Includes secured and unsecured lending. We can take mortgage debentures as collateral if the business is incorporated. These are charges over a company’s assets. We can also take guarantees, but we do not treat them as collateral, and we do not put a cash value on them unless they are secured against a tangible asset. We base our lending decision on the customer’s trading cash flow. If a customer defaults, we work with them to consider debt restructuring options. We generally do not enforce our security over their assets except as a last resort. In which case we might appoint an administrator or receiver.
Consumer (auto) finance	Collateral is in the form of legal ownership of the vehicle for most consumer (auto) finance loans, with the customer being the registered keeper. Only a very small proportion of the consumer (auto) finance business is underwritten as a personal loan. In these cases there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage.
Unsecured lending	Unsecured lending means there is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.

Retail Banking Forbearance Action Description

We may offer the following types of forbearance, but only if our assessments show the customer can meet the revised payments:

Action	Description
Capitalisation

We offer two main types, which are often combined with term extensions and, in the past, interest-only concessions:

–  If the customer cannot afford to increase their monthly payment enough to pay off their arrears in a reasonable time, but has been making their monthly payments (usually for at least six months), then we can add the arrears to the mortgage balance.

–  We can also add to the mortgage balance at the time of forbearance unpaid property charges which are due to a landlord and which we pay on behalf of the customer to avoid the lease being forfeited.

Term extension	We can extend the term of the loan, making each monthly payment smaller. At a minimum, we expect the customer to pay the interest in the short-term and have a realistic chance of repaying the full balance in the long-term. We may offer this option if the customer is up-to-date with their payments, but showing signs of financial difficulties. For mortgages, the customer must also meet our policies for maximum loan term and age when they finish repaying (usually no more than 75).
Interest-only	In the past, if it was not possible or affordable for a customer to have a term extension, we may have agreed to let them pay only the interest on the loan for a short time – usually less than a year. We only agreed to this where we believed their financial problems were temporary and they were likely to recover. Since March 2015 we no longer provide this option as a concession. Instead, interest-only is only offered as a short-term standard collections arrangement. We now record any related shortfall in monthly payments as arrears and report them to the credit reference agencies. As a result, we no longer classify new interest-only arrangements agreed since March 2015 as forbearance. We continue to manage and report all interest-only arrangements offered before this date as forbearance.
Reduced payment arrangements	We can suspend overdraft fees and charges while the customer keeps to a plan to reduce their overdraft each month.

Summary of Residential Mortgages by Borrower Profile

We have not included internal remortgages, further advances and any flexible mortgage drawdowns in the new business figures.

	Stock				New business
	2017		2016		2017		2016
	£m	%	£m	%	£m	%	£m	%
First-time buyers	28,768	19	29,143	19	4,046	17	4,193	17
Home movers	68,901	44	68,158	44	10,730	44	11,072	45
Remortgagers	50,473	33	50,325	33	8,071	33	7,092	29
Buy-to-let	6,802	4	6,648	4	1,371	6	2,212	9
	154,944	100	154,274	100	24,218	100	24,569	100

Summary of Residential Mortgages by Interest Rate Profile

The interest rate profile of our mortgage asset stock was:

	2017		2016
	£m	%	£m	%
Fixed rate	102,268	66	91,817	59
Variable rate	29,370	19	33,627	22
Standard Variable Rate (SVR)	23,306	15	28,830	19
	154,944	100	154,274	100

Summary of Residential Mortgages by Geographical Distribution

The geographical distribution of our mortgage asset stock was:

	Stock		New business
	2017	2016	2017	2016
UK region	£bn	£bn	£bn	£bn
London	37.6	37.2	5.8	6.7
Midlands and East Anglia	20.6	20.6	3.4	3.2
North	22.2	22.8	3.0	3.0
Northern Ireland	3.6	3.8	0.2	0.2
Scotland	6.8	7.0	1.0	0.9
South East excluding London	47.2	46.1	8.2	8.1
South West, Wales and other	16.9	16.8	2.6	2.5
	154.9	154.3	24.2	24.6

Summary of Residential Mortgages by Loan Size

The mortgage asset stock of larger loans was:

	South East including London		UK
	2017	2016	2017	2016
Stock – individual mortgage loan size	£m	£m	£m	£m
<£0.25m	46,766	48,355	107,050	110,415
£0.25m to £0.50m	27,562	25,040	36,083	32,871
£0.50m to £1.0m	9,214	8,438	10,535	9,668
£1.0m to £2.0m	1,046	1,099	1,111	1,161
>£2.0m	163	157	165	159
	84,751	83,089	154,944	154,274

Summary of Residential Mortgages by Average Loan Size for New Business	The average loan size for new business in 2017 and 2016 was:

	2017	2016
UK region	£000	£000
South East including London	260	264
Rest of the UK	146	144
UK as a whole	196	198

Summary of Residential Mortgages by Loan to Value

This table shows the LTV distribution for our mortgage stock, NPL stock and new business. We use our estimate of the property value at the balance sheet date. We include fees added to the loan in the calculation. For flexible products, we only include the drawn amount, not undrawn limits.

	2017			2016
		Of which:			Of which:
	Stock	NPL stock	New business	Stock	NPL stock	New business
LTV	%	%	%	%	%	%
Up to 50%	48	44	19	46	39	17
>50-75%	39	34	43	41	36	43
>75- 85%	8	8	19	8	9	23
>85-100%	4	7	19	4	8	17
>100%	1	7	–	1	8	–
	100	100	100	100	100	100
Collateral value of residential properties(1)(2)	£154,721m	£1,824m	£24,218m	£153,989m	£2,043m	£24,569m

	%	%	%	%	%	%
Simple average(3) LTV (indexed)	42	44	62	43	46	65
Valuation weighted average(4) LTV (indexed)	38	38	58	39	40	60

(1)	Includes collateral against loans in negative equity of £1,248m at 31 December 2017 (2016: £1,588m).
(2)	The collateral value we have shown is limited to the balance of each associated individual loan. It does not include the impact of over-collateralisation (where the collateral has a higher value than the loan balance).
(3)	Total of all LTV% divided by the total of all accounts.
(4)	Total of all loan values divided by the total of all valuations.

Summary of Residential Mortgages by Credit Performance

Credit performance

	2017 £m	2016 £m
Mortgage loans and advances to customers of which:	154,944	154,274
Performing(1)	151,948	150,895
Early arrears:	1,128	1,269
– 31 to 60 days	702	793
– 61 to 90 days	426	476
NPLs:(2)	1,868	2,110
– By arrears	1,427	1,578
– By bankruptcy	14	21
– By maturity default	303	316
– By forbearance	95	160
– By properties in possession (PIPs)	29	35
Impairment loss allowances	225	279
Early arrears ratio(3)	0.73%	0.82%
NPL ratio(4)	1.21%	1.37%
Coverage ratio(5)	12%	13%

(1)	Excludes mortgages where the customer did not pay for between 31 and 90 days, arrears, bankruptcy, maturity default, forbearance and PIPs NPLs. Includes £2,661m of mortgages (2016: £2,959m) where the customer did not pay for 30 days or less.
(2)	We define NPLs in the ‘Credit risk management’ section. All NPLs are in the UK and continue accruing interest.
(3)	Mortgages in early arrears as a percentage of mortgages.
(4)	Mortgage NPLs as a percentage of mortgages.
(5)	Impairment loss allowances as a percentage of NPLs.

Summary of Residential Mortgages by Forbearance Applied

The balances at 31 December 2017 and 2016, analysed by their payment status at the year-end and the forbearance we applied, were:

					Impairment
	Capitalisation	Term extension	Interest-only	Total	loss allowances
2017	£m	£m	£m	£m	£m
In arrears	260	63	175	498	22
Performing	392	178	407	977	5
	652	241	582	1,475	27
Proportion of portfolio	0.4%	0.2%	0.4%	1.0%

2016
In arrears	293	78	226	597	24
Performing	466	222	481	1,169	7
	759	300	707	1,766	31
Proportion of portfolio	0.5%	0.2%	0.4%	1.1%

(1)	We base forbearance type on the first forbearance on the accounts.

Mortgages With Higher Risks

We are mainly a residential prime lender and we do not originate sub-prime or second charge mortgages. Despite that, some types of mortgages have higher risks and others stand out for different reasons. These are:

Product	Description
Interest-only loans and part interest-only, part repayment loans	With an interest-only mortgage, the customer pays the interest every month but does not repay the money borrowed (the principal) until the end of the mortgage. Some mortgages have a part that is interest-only, with the rest being a normal repayment mortgage. Customers with part interest-only, part repayment mortgages still have to pay back a lump sum at the end of their mortgage for the interest-only part. This means there is a higher credit risk on these loans as we depend on the customers to pay back a lump sum. We design new account LTV maximums to mitigate this credit risk. We also make sure the customer has a plausible repayment plan before we lend to them, and remains on track for the life of the loan.

Since 2009, we have reduced the risk from new interest-only mortgages by lowering the maximum LTV (it has been 50% since 2012). When a customer plans to repay their mortgage by selling the property, we now only allow that if they own more than a set proportion of the equity.

Customers with interest-only mortgages have to make arrangements to repay the principal at the end of the mortgage. We have a strategy to make sure that we tell these customers that they have to do this. We send them messages with their annual mortgage statements, and we run contact campaigns to encourage them to tell us how they plan to repay.

In 2013, we contacted all our customers whose mortgages were due to mature before 2020. Since 2016, we have extended these campaigns to periodically contact all interest-only customers. We increase our contact frequency as customers approach term maturity. Outside of sending out annual mortgage statements, we contact more than 100,000 interest-only customers per year.

If customers know they will not be able to repay their mortgage in full when it ends, or if their mortgage has already passed the date when it should have ended, we talk to them. If we think it is in the customer’s interests (and they can afford it), we look at other ways of managing it. That can mean turning the mortgage into a standard repayment one, and extending it. Or, if the customer is waiting for their means of repaying it (an investment plan or bonds, for example) to mature, it can just mean extending it.
Flexible loans	Flexible mortgages allow customers to pay more or less than their usual amount each month, or even to take ‘payment holidays’ when they pay nothing at all. Customers do not have to take (or draw down) the whole loan all at once – so if they took out a mortgage big enough to allow them to build a home extension after three years, they do not have to start paying interest on that extra money until they are ready to spend it. There are conditions on when and how much customers can draw down:

– There are often limits on how much can be drawn down in any month
– The customer cannot be in payment arrears
– The customer cannot have insolvency problems, such as a county court judgement, bankruptcy, an individual voluntary arrangement, an administration order or a debt relief order.

A customer can ask us to increase their credit limit (the total amount they are allowed to borrow on their mortgage), but that means we will go through our full standard credit approval process. We can also lower the customer’s credit limit at any time, so it never goes above 90% of the property’s current market value.

We no longer offer flexible loan products for new mortgages.

This is an area of interest in order to identify customers who might be using these facilities to self-forbear (such as regularly drawing down small amounts). If there is any sign that the credit risk has significantly increased, we reflect this in our provision calculations.
Loans with an LTV >100%	Where the mortgage balance is more than the property is now worth, we cannot recover the full value of the loan by repossessing and selling the property. This means there is a higher credit risk on these loans. In some cases, property prices have fallen, so mortgages we gave in the past with lower LTVs now have LTVs greater than 100%. Before 2009, we sometimes allowed customers to borrow more than the price of the property.

We monitor existing accounts with LTVs >100% as part of our assessment of ongoing portfolio performance. We design new account LTV maximums to mitigate an increase in the volume of accounts with an LTV >100%.
Buy-to-Let (BTL) loans	Given that we have a relatively small share of the BTL market, we believe that we still have an opportunity to grow our presence in a controlled manner. We focus on non-professional landlords (landlords with a small number of properties), as this segment is more closely aligned with residential mortgages and covers most of the BTL market. Our policy is that BTL mortgages should finance themselves, with the rent covering the mortgage payments and other costs. Even so, there is always the risk that income from the property may not cover the costs, for example, if the landlord cannot find tenants for a while.

In recent years, we have refined our BTL proposition to appeal to a wider catchment, and we have improved our systems to cater for this segment. We have prudent lending criteria, and specific policies for BTL. We only lend to non-professional landlords, to a maximum 75% LTV. The first applicant must earn a minimum income of £25,000 per year, and we require evidence of income in all cases.

We also use a BTL affordability rate as part of our assessment about whether or not to lend. This means that the rental income must cover the monthly mortgage interest payments by a prescribed amount when calculated using a stressed interest rate. The prescribed amount is regularly reviewed and adjusted as necessary.

Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance

Credit performance

		Segment of particular interest(1)
			Part interest-
			only, part				Other
	Total	Interest-only	repayment	Flexible(2)	LTV >100%	Buy-to-let	portfolio
2017	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	154,944	38,893	13,794(3)	14,787	1,472	6,802	95,779
Performing	151,948	37,505	13,379	14,440	1,303	6,768	94,772
Early arrears:
– 31 to 60 days	702	317	94	67	22	9	296
– 61 to 90 days	426	203	58	35	15	4	168
NPLs	1,868	868	263	245	132	21	543
NPL ratio	1.21%	2.23%	1.91%	1.66%	8.97%	0.31%	0.57%
PIPs	29	17	5	3	10	1	6

2016
Mortgage portfolio	154,274	41,707	14,535(3)	16,853	1,873	6,648	90,570
Performing	150,895	40,185	14,066	16,472	1,661	6,621	89,483
Early arrears:
– 31 to 60 days	793	360	111	71	33	7	314
– 61 to 90 days	476	224	70	45	22	2	191
NPLs	2,110	938	288	265	157	18	582
NPL ratio	1.37%	2.25%	1.98%	1.57%	8.38%	0.27%	0.64%
PIPs	35	15	7	4	13	1	9

(1)	Where a loan falls into more than one category, we have included it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)	Includes legacy Alliance & Leicester flexible loans that work in a more limited way than our current Flexi loan product.
(3)	Mortgage balance includes both the interest-only part of £10,121m (2016: £10,560m) and the non-interest-only part of the loan.

Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied

Forbearance(1)(2)

The balances at 21 December 2017 and 2016 were:

	Interest-only(3)	Flexible	LTV >100%	Buy-to-Let
	£m	£m	£m	£m
2017	208	34	–	8
2016	322	56	–	9

(1)	The figures reflect the amount of forbearance in the year, regardless of whether any forbearance on the accounts before.
(2)	Where a loan falls into more than one category, we have included it in all the categories that apply.
(3)	Comprises full interest-only loans and part interest-only, part repayment loans.

Summary of Business Banking by Credit Performance

Credit performance

2017	2017 £m	2016 £m
Loans and advances to customers of which:	1,912	2,327
– Performing(1)	1,793	2,216
– Early arrears	4	3
– NPLs(2)	115	108
Impairment loss allowances	54	57

NPL ratio(3)	6.01%	4.64%
Coverage ratio(4)	47%	53%
Gross write-offs	21	24

(1)	Excludes loans and advances to customers where the customer did not pay for between 0 and 90 days and NPLs.
(2)	We define NPLs in the ‘Credit risk management’ section.
(3)	NPLs as a percentage of loans and advances to customers.
(4)	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e the IBNO provision) as well as NPLs, so the ratio can exceed 100%.

Summary of Business Banking by Forbearance	Forbearance The balances at 31 December 2017 and 2016 were:

£m
2017	85
2016	94

Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance

Credit performance

		Other unsecured
	Consumer	Personal	Credit		Total other
	(auto) finance	loans	cards	Overdrafts	unsecured	Total
2017	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	6,957	2,169	2,444	565	5,178	12,135
– Performing(1)	6,861	2,129	2,377	516	5,022	11,883
– Early arrears	62	24	19	25	68	130
– NPLs(2)	34	16	48	24	88	122
Impairment loss allowances	77	44	62	29	135	212

NPL ratio(3)	0.49%				1.69%	1.00%
Coverage ratio(4)	226%				153%	174%
Gross write-offs	32				120	152

(1)	Excludes loans and advances to customers where the customer did not pay for between 0 and 90 days and NPLs.
(2)	We define NPLs in the ‘Credit risk management’ section.
(3)	NPLs as a percentage of loans and advances to customers.
(4)	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e. the IBNO provision) as well as NPLs, so the ratio exceeds 100%.

		Other unsecured
	Consumer	Personal	Credit		Total other
	(auto) finance	loans	cards	Overdrafts	unsecured	Total
2016	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	6,764	2,229	2,493	551	5,273	12,037
– Performing(1)	6,682	2,188	2,422	501	5,111	11,793
– Early arrears	50	24	23	25	72	122
– NPLs(2)	32	17	48	25	90	122
Impairment loss allowances	78(5)	55	77	37	169	315

NPL ratio(3)	0.47%				1.71%	1.01%
Coverage ratio(4)	244%(5)				188%	258%
Gross write-offs	30				123	153

(1)	Excludes loans and advances to customers where the customer did not pay for between 0 and 90 days and NPLs.
(2)	We define NPLs in the ‘Credit risk management’ section.
(3)	NPLs as a percentage of loans and advances to customers.
(4)	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e. the IBNO provision) as well as NPLs, so the ratio exceeds 100%.
(5)	In 2017, we reclassified our provisions for residual value and voluntary termination from the consumer finance loan loss allowance. In order to facilitate comparison with the current period, December 2016 consumer finance loan loss allowance and NPL coverage ratio were amended. This reclassification is reflected in the Retail Banking loan loss allowance and NPL coverage ratio.

Summary of Consumer (Auto) Finance and Other Unsecured Lending By Forbearance

Forbearance

The balances at 31 December 2017 and 2016 were:

		Other unsecured
	Consumer	Personal	Credit		Total other
	(auto) finance	loans	cards	Overdrafts	unsecured	Total
	£m	£m	£m	£m	£m	£m
2017	–	1	48	28	77	77
2016	–	1	46	28	75	75

Summary of Other Segments Exposures By Credit Rating

Rating distribution

These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2017	£m	£m	£m	£m	£m	£m	£m	£m	£m
Commercial Banking
SME and mid corporate	–	–	259	2,183	5,402	3,574	998	214	12,630
Commercial Real Estate	–	–	–	395	6,135	2,014	60	2	8,606
Social Housing	499	2,600	171	–	–	–	4	–	3,274
	499	2,600	430	2,578	11,537	5,588	1,062	216	24,510
Global Corporate Banking
Sovereign and Supranational	590	3,321	444	–	–	–	–	–	4,355
Large Corporate	260	2,979	8,391	8,879	573	2	355	–	21,439
Financial Institutions	2,362	1,463	2,494	33	103	–	–	–	6,455
	3,212	7,763	11,329	8,912	676	2	355	–	32,249
Corporate Centre
Sovereign and Supranational	44,477	18	–	–	–	–	–	–	44,495
Structured Products	2,487	1,560	300	32	–	–	–	–	4,379
Derivatives	–	212	–	–	–	–	–	–	212
Legacy Portfolios in run-off(2)	–	–	1	359	104	124	37	400	1,025
Social Housing	1,841	3,641	451	43	–	–	–	–	5,976
	48,805	5,431	752	434	104	124	37	400	56,087

2016
Commercial Banking
SME and mid corporate	22	112	344	2,826	4,219	3,142	533	130	11,328
Commercial Real Estate	–	–	302	5,852	2,754	498	118	1	9,525
Social Housing	1,355	1,499	215	–	–	–	–	–	3,069
	1,377	1,611	861	8,678	6,973	3,640	651	131	23,922
Global Corporate Banking
Sovereign and Supranational	1,025	3,111	977	–	–	–	–	–	5,113
Large Corporate	204	2,028	5,347	9,493	4,296	56	75	1	21,500
Financial Institutions	439	3,877	2,913	597	49	–	–	–	7,875
	1,668	9,016	9,237	10,090	4,345	56	75	1	34,488
Corporate Centre
Sovereign and Supranational	34,474	–	–	–	–	–	–	–	34,474
Structured Products	1,597	1,755	654	–	–	–	–	–	4,006
Derivatives	–	175	312	–	–	–	–	–	487
Legacy Portfolios in run-off(2)	2	1	5	540	215	69	63	480	1,375
Social Housing	3,313	2,707	548	43	–	–	–	–	6,611
	39,386	4,638	1,519	583	215	69	63	480	46,953

(1)	Consists of smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
(2)	Consists of commercial mortgages and residual structured and asset finance loans (shipping, aviation, and structured finance).

Summary of Other Segments Exposures by Geographical Distribution

Geographical distribution

We typically classify geographical location according to the counterparty’s country of domicile unless there is a full risk transfer guarantee in place, in which case we use the guarantor’s country of domicile instead.

				Rest of
	UK	Europe	US	World	Total
2017	£m	£m	£m	£m	£m
Commercial Banking
SME and mid corporate	12,513	116	1	–	12,630
Commercial Real Estate	8,606	–	–	–	8,606
Social Housing	3,274	–	–	–	3,274
	24,393	116	1	–	24,510
Global Corporate Banking
Sovereign and Supranational	–	1,032	1	3,322	4,355
Large Corporate	17,430	3,699	111	199	21,439
Financial Institutions	3,102	2,121	614	618	6,455
	20,532	6,852	726	4,139	32,249
Corporate Centre
Sovereign and Supranational	35,659	1,514	6,091	1,231	44,495
Structured Products	2,086	1,217	–	1,076	4,379
Derivatives	–	63	149	–	212
Legacy Portfolios in run-off	909	–	–	116	1,025
Social Housing	5,976	–	–	–	5,976
	44,630	2,794	6,240	2,423	56,087

2016
Commercial Banking
SME and mid corporate	11,188	83	57	–	11,328
Commercial Real Estate	9,525	–	–	–	9,525
Social Housing	3,069	–	–	–	3,069
	23,782	83	57	–	23,922
Global Corporate Banking
Sovereign and Supranational	332	1,643	–	3,138	5,113
Large Corporate	17,793	3,356	73	278	21,500
Financial Institutions	4,282	1,629	1,175	789	7,875
	22,407	6,628	1,248	4,205	34,488
Corporate Centre
Sovereign and Supranational	26,693	1,569	4,770	1,442	34,474
Structured Products	1,352	1,529	–	1,125	4,006
Derivatives	312	12	163	–	487
Legacy Portfolios in run-off	1,205	–	–	170	1,375
Social Housing	6,611	–	–	–	6,611
	36,173	3,110	4,933	2,737	46,953

Summary of Other Segments Exposures by Credit Performance

We monitor exposures that show potentially higher risk characteristics using our Watchlist process (described in ‘Monitoring’ in the ‘Credit risk management’ section). The table below shows the exposures we monitor, and those we classify as non-performing by portfolio at 31 December 2017 and 2016.

	Committed exposure
		Watchlist				Observed
				Non-		impairment
	Fully	Enhanced	Proactive	performing		loss
	performing	monitoring	management	exposure(1)	Total(2)	allowances
2017	£m	£m	£m	£m	£m	£m
Commercial Banking
SME and mid corporate	11,185	815	296	334	12,630	128
Commercial Real Estate	8,254	160	133	59	8,606	27
Social Housing	3,274	–	–	–	3,274	–
	22,713	975	429	393	24,510	155
Global Corporate Banking
Sovereign and Supranational	4,355	–	–	–	4,355	–
Large Corporate	20,757	284	8	390	21,439	236
Financial Institutions	6,354	1	100	–	6,455	–
	31,466	285	108	390	32,249	236
Corporate Centre
Sovereign and Supranational	44,495	–	–	–	44,495	–
Structured Products	4,379	–	–	–	4,379	–
Derivatives	212	–	–	–	212	–
Legacy Portfolios in run-off	977	22	6	20	1,025	6
Social Housing	5,972	4	–	–	5,976	–
	56,035	26	6	20	56,087	6
Total observed impairment loss allowances						397
Allowance for IBNO(3)						52
Total impairment loss allowances						449

(1)	Non-performing exposure includes committed facilities and derivative exposures. So it can exceed the NPLs in the table on page 107 which only include drawn balances.
(2)	Includes committed facilities and derivatives. We define ‘Enhanced Monitoring’ and ‘Proactive Management’ in the ‘Monitoring‘ section.
(3)	Allowance for IBNO losses as described in Note 1 to the Consolidated Financial Statements.

	Committed exposure
		Watchlist				Observed
				Non-		impairment
	Fully	Enhanced	Proactive	performing		loss
	performing	monitoring	management	exposure(1)	Total(2)	allowances
2016	£m	£m	£m	£m	£m	£m
Commercial Banking
SME and mid corporate	9,744	892	331	361	11,328	139
Commercial Real Estate	9,136	161	49	179	9,525	44
Social Housing	2,930	139	–	–	3,069	–
	21,810	1,192	380	540	23,922	183
Global Corporate Banking
Sovereign and Supranational	5,113	–	–	–	5,113	–
Large Corporate	20,702	659	70	69	21,500	33
Financial Institutions	7,671	202	2	–	7,875	–
	33,486	861	72	69	34,488	33
Corporate Centre
Sovereign and Supranational	34,474	–	–	–	34,474	–
Structured Products	4,006	–	–	–	4,006	–
Derivatives	487	–	–	–	487	–
Legacy Portfolios in run-off	1,273	20	9	73	1,375	31
Social Housing	6,447	164	–	–	6,611	–
	46,687	184	9	73	46,953	31
Total observed impairment loss allowances						247
Allowance for IBNO(3)						91
Total impairment loss allowances						338

(1)	Non-performing exposure includes committed facilities and derivative exposures. So it can exceed the NPLs in the table below which only include drawn balances.
(2)	Includes committed facilities and derivatives. We define ‘Enhanced Monitoring’ and ‘Proactive Management’ in the ‘Monitoring‘ section.
(3)	Allowance for IBNO losses as described in Note 1 to the Consolidated Financial Statements.

Summary of Other Segments Non Performing Loans and Advances

Non-performing loans and advances (1) (2)

	2017			2016
		Global			Global
	Commercial	Corporate	Corporate	Commercial	Corporate	Corporate
	Banking	Banking	Centre	Banking	Banking	Centre
	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:(2)	19,391	6,037	5,905	19,381	5,659	6,478
NPLs(3)	383	340	20	518	63	73
Impairment loss allowances	195	236	18	220	57	61

	%	%	%	%	%	%
NPL ratio(4)	1.98	5.63	0.34	2.67	1.11	1.12
Coverage ratio(5)	51	69	90	42	90	84

(1)	We define NPLs in the ‘Credit risk management’ section.
(2)	Includes Social Housing loans and finance leases.
(3)	All NPLs continue accruing interest.
(4)	NPLs as a percentage of loans and advances to customers.
(5)	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e. the IBNO provision) as well as NPLs, so the ratio can exceed 100%.

Summary of Other Segments by Forbearance Applied

Forbearance

We only make forbearance arrangements for lending to customers. The balances at 31 December 2017 and 2016, analysed by their payment status at the year-end and the forbearance we applied, were:

	2017			2016
		Global			Global
	Commercial	Corporate	Corporate	Commercial	Corporate	Corporate
	Banking	Banking	Centre(2)	Banking	Banking	Centre(2)
	£m	£m	£m	£m	£m	£m
Stock(1)
– Term extension	136	55	–	168	11	1
– Interest-only	152	–	14	158	–	20
– Other payment rescheduling	127	299	13	208	10	16
	415	354	27	534	21	37
Of which:
– Non-performing	273	347	11	344	10	15
– Performing	142	7	16	190	11	22
	415	354	27	534	21	37
Proportion of portfolio	1.7%	1.1%	2.6%	2.2%	0.1%	2.7%

(1)	We base forbearance type on the first forbearance we applied. Tables only show accounts open at the year-end. Amounts are drawn balances and include off balance sheet balances.
(2)	Exposure within the Legacy Portfolios in run-off only.

Summary of Commercial Real Estate by Credit Performance

The table below shows the main Commercial Real Estate credit performance metrics at 31 December 2017 and 2016.

	Customer					Impairment
	loans(1)	NPLs(2)(3)	NPL ratio(4)	NPL coverage(5)	Gross write-offs	loss allowances
	£bn	£m	%	%	£m	£m
2017	8.1	69	0.85	78	11	54
2016	9.0	180	2.00	32	1	58

(1)	Comprises commercial real estate drawn loans in the business banking portfolio of our Retail Banking segment of £257m (2016: £365m) and in the Commercial Real Estate portfolio of our Commercial Banking segment of £7,886m (2016: £8,678m).
(2)	We define NPLs in the ‘Credit risk management’ section.
(3)	All NPLs continue accruing interest.
(4)	NPLs as a percentage of customer loans.
(5)	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e. the IBNO provision) as well as NPLs, so the ratio can exceed 100%.

Summary of Commercial Real Estate by Loan to Value

This table shows the LTV distribution for our Commercial Real Estate loan stock and NPL stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2017 and 2016.

	2017		2016
Loans and advances to customers	£m	%	£m	%
<=50%	4,146	51	3,879	44
>50-70%	3,035	37	4,007	44
>70-100%	36	–	194	2
>100% i.e. negative equity	52	1	88	1
Standardised portfolio(1)	629	8	652	7
Total with collateral	7,898	97	8,820	98
Development loans	246	3	223	2
	8,144	100	9,043	100

	2017		2016
NPLs	£m	%	£m	%
<=50%	6	9	7	4
>50-70%	2	3	2	1
>70-100%	1	1	74	41
>100% i.e. negative equity	48	70	74	41
Standardised portfolio(1)	12	17	5	3
Total with collateral	69	100	162	90
Development loans	–	–	18	10
	69	100	180	100

(1)	Consists of smaller value transactions, mainly commercial mortgages.

Summary of Commercial Real Estate by Sector

The table below shows the sector analysis of the portfolio at 31 December 2017 and 2016.

	2017		2016
Sector	£m	%	£m	%
Office	2,181	27	2,359	26
Retail	1,389	17	1,739	19
Industrial	1,176	14	1,274	14
Residential	1,001	12	1,016	11
Mixed use	1,146	14	1,184	13
Student accommodation	133	2	224	3
Hotels and leisure	304	4	389	5
Other	185	2	206	2
Standardised portfolio(1)	629	8	652	7
	8,144	100	9,043	100

(1)	Consists of smaller value transactions, mainly commercial mortgages.

Social Housing Exposure

At 31 December 2017 and 2016, our total Social Housing exposure in Commercial Banking and Corporate Centre was:

	2017		2016
	Drawn	Total	Drawn	Total
	£m	£m	£m	£m
Commercial Banking	2,118	3,274	1,897	3,069
Corporate Centre	5,060	5,976	5,442	6,611
	7,178	9,250	7,339	9,680

Residential Mortgages [member]
Summary of NPL Movements

We analyse NPL movements in 2017 in the table below. ‘Entries’ are loans which we have classified as NPL in the year and exclude ‘Policy entries’ that are due to definition changes. ‘PIP sales’ are loans that have been legally discharged when we have sold the property, and include any written-off portion. ‘Exits’ are loans that have been repaid (in full or in part), and loans that have returned to performing status. Forbearance activity does not change the NPL status.

£m
At 1 January 2017	2,110
Entries	817
PIP sales	(66)
Exits	(993)
At 31 December 2017	1,868

Other Segments [Member]
Summary of NPL Movements

We analyse NPL movements in 2017 below. ‘Entries’ are loans which we have classified as NPLs in 2017. ‘Exits’ are the part of loans that has been repaid (in full or in part), and loans that returned to performing status. ‘Write-offs’ are the unrecovered part of loans where we have exhausted recovery options, including realising any collateral. Forbearance does not change the NPL status.

	Drawn balances
		Global
	Commercial	Corporate	Corporate
	Banking	Banking	Centre
	£m	£m	£m
At 1 January 2017	518	63	73
Entries	194	328	18
Exits	(294)	(51)	(48)
Write offs	(35)	–	(23)
At 31 December 2017	383	340	20